RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk - Additional information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management [abstract]
Investment in debt instrument as a percentage of total portfolio	72.58%	68.55%